Hedge Accounting - Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	R$ 116,430,000,000	R$ 126,549,000,000
Hedge instruments, fair value adjustments	5,469,000,000	2,378,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	24,543,000,000	29,727,000,000
Hedge instruments, fair value adjustments	(37,000,000)	(21,000,000)
Hedge instruments, Book Value	24,543,000,000	29,727,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	294,000,000	71,000,000
Hedge instruments, fair value adjustments	(11,000,000)	6,000,000
Hedge instruments, Book Value	294,000,000	71,000,000
Hedge of assets transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	5,656,000,000	8,003,000,000
Hedge instruments, fair value adjustments	91,000,000	136,000,000
Hedge instruments, Book Value	5,564,000,000	7,866,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	32,130,000,000	38,013,000,000
Hedge instruments, fair value adjustments	20,000,000	8,000,000
Hedge instruments, Book Value	30,896,000,000	36,668,000,000
Hedge of assets denominated in UF [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	12,582,000,000	13,221,000,000
Hedge instruments, fair value adjustments	5,000,000	23,000,000
Hedge instruments, Book Value	12,588,000,000	13,247,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	4,609,000,000	5,401,000,000
Hedge instruments, fair value adjustments	(85,000,000)	(82,000,000)
Hedge instruments, Book Value	4,482,000,000	5,391,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	16,947,000,000	12,550,000,000
Hedge instruments, fair value adjustments	4,988,000,000	2,230,000,000
Hedge instruments, Book Value	14,396,000,000	14,820,000,000
Fair value hedge [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	19,431,000,000	21,591,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	7,436,000,000	9,124,000,000
Hedge instruments, fair value adjustments	775,000,000	43,000,000
Hedge instruments, Book Value	7,436,000,000	9,124,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	7,386,000,000	7,066,000,000
Hedge instruments, fair value adjustments	(264,000,000)	(54,000,000)
Hedge instruments, Book Value	7,386,000,000	7,066,000,000
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	80,052,000,000	92,408,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	4,590,000,000	3,105,000,000
Hedge instruments, fair value adjustments	(27,000,000)	82,000,000
Hedge instruments, Book Value	4,617,000,000	3,200,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	257,000,000	268,000,000
Hedge instruments, fair value adjustments	14,000,000	7,000,000
Hedge instruments, Book Value	R$ 269,000,000	R$ 274,000,000